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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mohnish Pabrai
Address: 1220 Roosevelt
         Suite 200
         Irvine, CA 92620-3667

Form 13F File Number: 028-11257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nadim A. Kazi
Title: Attorney-In-Fact for Mohnish Pabrai
Phone: (312) 876-7990

Signature, Place, and Date of Signing:


/s/ Nadim A. Kazi                       Chicago, IL         February 11, 2011
-------------------------------------
Nadim A. Kazi

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         17

Form I3F Information Table Value Total:   $327,358
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

COLUMN 1                             COLUMN 2   COLUMN 3 COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------                     ----------- --------- -------- --------------------- ---------- -------- ---------------------
                                                                                                               VOTING AUTHORITY
                                     TITLE OF              VALUE   SHRS OR  SH/   PUT/  INVESTMENT   OTHER  ---------------------
NAME OF ISSUER                        CLASS      CUSIP   (X$1000)  PRN AMT  PRN   CALL  DISCRETION MANAGERS    SOLE   SHARED NONE
--------------                     ----------- --------- -------- --------- --- ------- ---------- -------- --------- ------ ----
Air Transport Services Group, Inc. COM         00922R105   16,843 2,132,001 SH          Sole       None     2,132,001
Berkshire Hathaway                 B           084670207      264     3,301 SH          Sole       None         3,301
Brookfield Properties              COM         112900105   41,356 2,359,133 SH          Sole       None     2,359,133
Brookfield Infrastructure Partners LP INT UNIT G16252101   37,253 1,769,760 SH          Sole       None     1,769,760
CapitalSource Inc.                 COM         14055X102   19,973 2,813,141 SH          Sole       None     2,813,141
Cresud S A C I F Y A               SPON ADR    226406106   26,030 1,371,466 SH          Sole       None     1,371,466
Goldman Sachs Group Inc.           COM         38141GDG6   18,643   110,864 SH          Sole       None       110,864
Harvest Nat Res Inc.               COM         41754V103   11,099   912,018 SH          Sole       None       912,018
Horsehead Hldg Corp.               COM         440694305   17,702 1,357,498 SH          Sole       None     1,357,498
International Coal Group, Inc.     COM         45928H106   19,226 2,483,970 SH          Sole       None     2,483,970
Pinnacle Airlines Corp.            COM         723443107   15,689 1,985,902 SH          Sole       None     1,985,902
Posco                              SPON ADR    693483109   22,970   213,301 SH          Sole       None       213,301
Potash Corp.                       COM         73755L107   51,809   334,618 SH          Sole       None       334,618
Teck Resources Limited             CL B        878742204      340     5,501 SH          Sole       None         5,501
Terex Corp                         COM         880779103   16,475   530,776 SH          Sole       Non        530,776
Wells Fargo & Co.                  COM         949746101   11,530   372,058 SH          Sole       None       372,058
WTS Wells Fargo & Co.              COM         949746119      156    14,109 SH  Warrant Sole       None        14,109